PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Sustainable International Equity Income ETF | Third Quarter Report 2022 1
Common Stocks 99.3%
Issuer Shares Value ($)
Australia  11.1%
Aristocrat Leisure Ltd. 1,336 32,909
Australia & New Zealand Banking Group Ltd. 3,304 52,796
BHP Group Ltd. 1,703 45,965
BlueScope Steel Ltd. 2,834 32,808
Fortescue Metals Group Ltd. 4,521 57,858
Newcrest Mining Ltd. 2,285 30,773
Ramsay Health Care Ltd. 865 42,372
Sonic Healthcare Ltd. 2,283 54,594
South32 Ltd. 15,256 40,560
Telstra Corp. Ltd. 10,404 28,241
Westpac Banking Corp. 2,578 38,695
Woodside Energy Group Ltd. 3,418 76,275
Total 533,846
Austria  0.8%
voestalpine AG 1,626 36,309
Canada  6.8%
Algonquin Power & Utilities Corp. 3,164 44,225
Canadian Tire Corp. Ltd. Class A 202 25,934
George Weston Ltd. 361 43,060
Loblaw Cos. Ltd. 319 29,021
Magna International, Inc. 539 34,396
Manulife Financial Corp. 2,080 38,050
Open Text Corp. 1,232 50,363
Quebecor, Inc. Class B 2,775 61,614
Total 326,663
Denmark  1.4%
AP Moller - Maersk A/S Class A 26 69,114
Finland  2.2%
Kesko OYJ Class B 2,222 54,648
Wartsila OYJ Abp 5,895 51,380
Total 106,028
France  4.5%
Carrefour SA 2,954 50,120
Publicis Groupe SA 842 44,558
SEB SA 244 20,414
Thales SA 314 38,853
Vinci SA 669 63,699
Total 217,644
Hong Kong  5.6%
AIA Group Ltd. 2,517 25,331
CLP Holdings Ltd. 3,790 32,107
HKT Trust & HKT Ltd. 37,864 53,058
Sino Land Co. Ltd. 37,194 55,247
Sun Hung Kai Properties Ltd. 5,265 62,879
Swire Properties Ltd. 16,903 40,223
Total 268,845
Italy  4.5%
Enel SpA 11,331 56,717
Eni SpA 4,474 53,447
Prysmian SpA 903 28,497
Snam SpA 10,077 50,327
Terna - Rete Elettrica Nazionale 3,602 27,465
Total 216,453
Japan  37.0%
Asahi Group Holdings Ltd. 1,343 46,425
Astellas Pharma, Inc. 4,494 70,192
Brother Industries Ltd. 4,072 75,499
Chiba Bank Ltd. (The) 6,838 37,605
Dai-ichi Life Holdings, Inc. 1,780 30,672
Daiwa House Industry Co. Ltd. 1,753 43,192
ENEOS Holdings, Inc. 18,245 69,854
Common Stocks (continued)
Issuer Shares Value ($)
FUJIFILM Holdings Corp. 734 41,519
Hitachi Ltd. 638 32,003
Honda Motor Co. Ltd. 1,836 46,542
Inpex Corp. 4,561 51,463
ITOCHU Corp. 2,436 70,464
Japan Post Holdings Co. Ltd. 8,069 57,736
KDDI Corp. 914 29,352
Lixil Corp. 3,420 70,063
Marubeni Corp. 6,861 63,297
Mitsubishi Chemical Group Corp. 10,866 60,546
Mitsui & Co. Ltd. 2,229 48,791
Mitsui Chemicals, Inc. 2,360 49,231
NEC Corp. 1,065 39,006
Nippon Telegraph & Telephone Corp. 1,156 32,929
Nomura Real Estate Holdings, Inc. 1,555 37,464
Osaka Gas Co. Ltd. 2,158 38,607
Persol Holdings Co. Ltd. 1,748 35,797
Resona Holdings, Inc. 10,845 41,814
Ricoh Co. Ltd. 8,490 67,717
Sompo Holdings, Inc. 1,594 70,606
Sumitomo Chemical Co. Ltd. 13,721 53,590
Sumitomo Corp. 5,030 70,172
Sumitomo Mitsui Financial Group, Inc. 1,703 52,332
Sumitomo Mitsui Trust Holdings, Inc. 1,435 46,835
Sumitomo Realty & Development Co. Ltd. 1,160 31,758
T&D Holdings, Inc. 4,723 52,937
Toray Industries, Inc. 9,893 54,228
Toyota Tsusho Corp. 1,836 62,024
Total 1,782,262
Jordan  1.0%
Hikma Pharmaceuticals PLC 2,374 49,978
Netherlands  3.6%
Heineken Holding NV 699 54,880
Koninklijke Ahold Delhaize NV 2,144 58,774
NN Group NV 1,253 58,362
Total 172,016
Portugal  1.5%
Jeronimo Martins SGPS SA 3,077 70,969
Singapore  1.8%
Oversea-Chinese Banking Corp. Ltd. 6,401 54,017
United Overseas Bank Ltd. 1,610 32,074
Total 86,091
South Africa  1.2%
Anglo American PLC 1,588 57,007
Spain  5.7%
Banco Bilbao Vizcaya Argentaria SA 13,818 62,233
CaixaBank SA 18,991 56,718
Iberdrola SA 3,438 36,563
Iberdrola SA
(a)
95 1,010
Industria de Diseno Textil SA 2,212 53,432
Telefonica SA 14,132 62,783
Total 272,739
Sweden  2.1%
Investor AB Class A 1,639 33,455
Telefonaktiebolaget LM Ericsson Class B 9,043 68,183
Total 101,638
Switzerland  0.6%
UBS Group AG 1,729 28,112
United Kingdom  7.9%
3i Group PLC 1,826 28,209
Ashtead Group PLC 632 35,308
Aviva PLC 7,479 36,041

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
July 31, 2022 (Unaudited)
2 Columbia Sustainable International Equity Income ETF | Third Quarter Report 2022
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Berkeley Group Holdings PLC
(a)
562 28,984
Bunzl PLC 734 27,430
DCC PLC 790 51,432
J Sainsbury PLC 22,229 59,782
Vodafone Group PLC 45,805 67,334
WPP PLC 4,307 46,322
Total 380,842
Total Common Stocks
(Cost $5,011,160) 4,776,556
Rights 0.0%
Australia  0.0%
Australia & New Zealand Banking Group
Ltd., expiring 8/18/22
(a)
220 611
Total Rights
(Cost $0) 611
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
1.475%
(b)
19,819 19,819
Total Money Market Funds
(Cost $19,819) 19,819
Total Investments in Securities
(Cost $5,030,979) 4,796,986
Other Assets & Liabilities, Net 16,270
Net Assets 4,813,256
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT271_10_M01_(09/22)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.